Employee Benefits, Pension and Other Benefit Plan Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) strategy	Dec. 31, 2019 USD ($) strategy	Dec. 31, 2018 USD ($)
Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 11,457	$ 10,224
Total plan assets	12,061	10,763
Net receivables	32	61
Pension plan assets [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	222	290
Pension plan assets [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 7,124	$ 6,080
Investment Strategy and Asset Allocation Textuals [Abstract]
Duration target	12 years	10 years
Pension plan assets [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 333	$ 167
Pension plan assets [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	232	217
Pension plan assets [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	136	130
Pension plan assets [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 889	$ 990
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	8	8
Pension plan assets [Member] | Domestic large-cap stocks [Member] | Maximum [Member] | Single investment manager strategy [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Defined benefit plan, plan assets, investment within plan asset category, percentage	2.00%	2.00%
Pension plan assets [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 337	$ 323
Pension plan assets [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	222	210
Pension plan assets [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 417	$ 466
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	5	5
Pension plan assets [Member] | Global stocks [Member] | Maximum [Member] | Single investment manager strategy [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Defined benefit plan, plan assets, investment within plan asset category, percentage	1.50%	1.50%
Pension plan assets [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 701	$ 687
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	5	4
Pension plan assets [Member] | International stocks [Member] | Maximum [Member] | Single investment manager strategy [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Defined benefit plan, plan assets, investment within plan asset category, percentage	2.50%	2.50%
Pension plan assets [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 267	$ 249
Pension plan assets [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	179	183
Pension plan assets [Member] | Hedge funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	150	118
Pension plan assets [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	248	114
Pension plan assets [Member] | Level 1 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2,866	2,893
Pension plan assets [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	68	3
Pension plan assets [Member] | Level 1 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,032	821
Pension plan assets [Member] | Level 1 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	33
Pension plan assets [Member] | Level 1 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	647	700
Pension plan assets [Member] | Level 1 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	216	210
Pension plan assets [Member] | Level 1 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	212	201
Pension plan assets [Member] | Level 1 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	92
Pension plan assets [Member] | Level 1 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	260	567
Pension plan assets [Member] | Level 1 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	51	0
Pension plan assets [Member] | Level 1 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	133	141
Pension plan assets [Member] | Level 1 [Member] | Hedge funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	73	68
Pension plan assets [Member] | Level 1 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	174	57
Pension plan assets [Member] | Level 2 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	8,579	7,315
Pension plan assets [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	154	287
Pension plan assets [Member] | Level 2 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6,092	5,259
Pension plan assets [Member] | Level 2 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	333	167
Pension plan assets [Member] | Level 2 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	232	217
Pension plan assets [Member] | Level 2 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	136	97
Pension plan assets [Member] | Level 2 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	242	290
Pension plan assets [Member] | Level 2 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	121	113
Pension plan assets [Member] | Level 2 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	10	9
Pension plan assets [Member] | Level 2 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	417	374
Pension plan assets [Member] | Level 2 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	440	120
Pension plan assets [Member] | Level 2 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	216	249
Pension plan assets [Member] | Level 2 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	44	35
Pension plan assets [Member] | Level 2 [Member] | Hedge funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	77	50
Pension plan assets [Member] | Level 2 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	65	48
Pension plan assets [Member] | Level 3 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	12	16
Total plan assets	12	16	$ 22
Pension plan assets [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1	0
Pension plan assets [Member] | Level 3 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2	7
Pension plan assets [Member] | Level 3 [Member] | Hedge funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	9	9
Pension plan assets [Member] | Fair value measured at net asset value per share [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	572	478
Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	549	540
Total plan assets	549	540	511
Net receivables	0	0
Other benefits plan assets [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	191	198
Other benefits plan assets [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	186	177
Other benefits plan assets [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	74	73
Other benefits plan assets [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	20	19
Other benefits plan assets [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	12	11
Other benefits plan assets [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	37	34
Other benefits plan assets [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Hedge funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	29	28
Other benefits plan assets [Member] | Level 1 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	63	69
Other benefits plan assets [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	46	53
Other benefits plan assets [Member] | Level 1 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	12	12
Other benefits plan assets [Member] | Level 1 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Hedge funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	5	4
Other benefits plan assets [Member] | Level 2 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	462	447
Other benefits plan assets [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	145	145
Other benefits plan assets [Member] | Level 2 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	186	177
Other benefits plan assets [Member] | Level 2 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	74	73
Other benefits plan assets [Member] | Level 2 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	20	19
Other benefits plan assets [Member] | Level 2 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	12	11
Other benefits plan assets [Member] | Level 2 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	25	22
Other benefits plan assets [Member] | Level 2 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | Hedge funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	24	24
Total plan assets	24	24	$ 24
Other benefits plan assets [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Hedge funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	24	24
Other benefits plan assets [Member] | Fair value measured at net asset value per share [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 0	$ 0